BORROWINGS - Schedule of Short-term Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Short-term Debt [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 30,000
Commitments outstanding to extend credit	0	$ 0
Short-term Debt	$ 1,040,691	$ 814,565	$ 807,912
Short-term debt interest rate	2.33%	1.32%	0.58%
Short-term debt, average for the year	$ 947,427	$ 830,365	$ 880,457
Short-term debt, average rate (as a percent)	1.90%	0.98%	0.50%
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Member]
Short-term Debt [Line Items]
Short-term Debt	$ 183,591	$ 72,265	$ 120,212
Short-term debt interest rate	1.65%	0.19%	0.12%
Short-term debt, average for the year	$ 87,221	$ 69,766	$ 89,157
Short-term debt, average rate (as a percent)	0.58%	0.19%	0.05%
Short-term debt, maximum month-end balances	$ 183,591	$ 130,633	$ 122,242
Federal Home Loan Bank Borrowings [Member]
Short-term Debt [Line Items]
Short-term Debt	$ 857,100	$ 742,300	$ 687,700
Short-term debt interest rate	2.48%	1.43%	0.66%
Short-term debt, average for the year	$ 857,028	$ 760,558	$ 791,259
Short-term debt, average rate (as a percent)	2.03%	1.05%	0.55%
Short-term debt, maximum month-end balances	$ 1,170,800	$ 957,700	$ 1,035,000
Short-term Debt [Member]
Short-term Debt [Line Items]
Short-term debt, average for the year	$ 3,178	$ 41	$ 41
Short-term debt, average rate (as a percent)	4.36%	4.07%	3.56%
Short-term debt, maximum month-end balances	$ 10,000	$ 0	$ 0